Note 8 - Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Summary of the stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	1,133	$1,320.00
Granted	-	-
Exercised	-	-
Expired	(1,133)	1,320.00
Outstanding, June 30, 2019	-	$-
Exercisable, June 30, 2019	-	$-

	Number of Options	Weighted-Average Exercise Price
Outstanding, December 31, 2016	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2017	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	(133)	1,020.00
Outstanding, December 31, 2018	1,113	1,320.00

Exercisable Options:
December 31, 2018	1,113	1,320.00
December 31, 2017	1,246	1,428.00

Summary of the warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018:	1,813,053	$0.35
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at June 30, 2019	1,813,053	$0.35
Exercisable at June 30, 2019	1,813,053	$0.35

	Number of Warrants	Weighted-Average Exercise Price
Outstanding, December 31, 2016	15,550	135.00
Granted	486,351	15.00
Exercised	(501,901)	15.00
Expired	-	-
Outstanding, December 31, 2017	-	-
Granted	1,813,053	2.00
Exercised	-
Expired	-
Outstanding, December 31, 2018	1,813,053	2.00

Exercisable Warrants:
December 31, 2018	1,813,053	2.00
December 31, 2017	-	-

Summary of outstanding and exercisable stock options
			Outstanding Options						Exercisable Options
	Range of Exercise Prices		Number of Options		Weighted-Average Remaining Contractual Life		Weighted-Average Exercise Price		Number of Options		Weighted-Average Exercise Price
$750.00 to $2,225.00		1,113		0.49		$1,320.00		1,113		$1,320.00